SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2020 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	MUNICIPAL BONDS — 98.9%
[a]	ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group; LOC Bank Of America N.A.), Series A, 0.13% due 8/1/2024 (put 7/7/2020)	$ 500,000	$ 500,000
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2020 - 12/1/2024	3,225,000	3,628,152
	Alameda County Joint Powers Authority (Juvenile Justice), 5.00% due 12/1/2021	500,000	533,210
	Alameda County Joint Powers Authority (Public Facilities Capital Projects), 5.00% due 12/1/2021	1,000,000	1,066,420
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,000,000	2,962,950
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	4,775,000	5,087,380
[a]	Series E, 2.00% due 4/1/2034 (put 4/1/2021)	4,975,000	4,996,343
[a]	Series G, 2.00% due 4/1/2053 (put 4/1/2024)	1,500,000	1,538,760
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024	1,000,000	1,095,190
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM),
	5.00% due 11/1/2026	2,000,000	2,115,640
	Series A, 5.00% due 9/2/2020 - 9/2/2023	6,220,000	6,747,607
	California (Children’s Hospital Los Angeles Obligated Group) HFFA, Series A, 5.00% due 8/15/2030	1,990,000	2,327,285
	California (Children’s Hospital Los Angeles) HFFA,
	Series A,
	5.00% due 11/15/2020	1,190,000	1,205,363
[b]	5.00% due 11/15/2023	1,835,000	1,980,882
	California (Children’s Hospital of Orange County Obligated Group) HFFA,
	4.00% due 11/1/2020	750,000	758,677
	5.00% due 11/1/2021 - 11/1/2028	4,295,000	5,140,118
	California (Dignity Health) HFFA,
	Series A,
	5.00% due 3/1/2021	1,675,000	1,715,619
	5.25% due 3/1/2022	1,000,000	1,025,730
	California (Kaiser Permanente) HFFA, Series A-1, 5.00% due 11/1/2027	3,000,000	3,898,560
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, 5.00% due 10/1/2039 (put 10/1/2027)	3,000,000	3,769,050
	California (St. Joseph Health System) HFFA,
	Series A, 5.00% due 7/1/2024	1,000,000	1,121,180
[a]	Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,575,000	5,642,457
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2022	2,000,000	2,056,840
[a]	California Health Facilities Financing Authority (Adventist Health System/West Obligated Group; LOC U.S. Bank N.A.), 0.09% due 9/1/2028 (put 7/1/2020)	10,200,000	10,200,000
[a]	California Health Facilities Financing Authority (Kaiser Foundation Hospitals), Series C-RE, 5.00% due 6/1/2041 (put 11/1/2029)	2,000,000	2,662,640
	California Infrastructure and Economic Development Bank (California Academy of Sciences),
[a]	0.509% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	180,000	174,317
[a]	Series C, 0.509% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	4,985,000	5,020,857
[a]	Series D, 0.509% (LIBOR 1 Month + 0.38%) due 8/1/2047 (put 8/1/2021)	6,000,000	6,020,568
[a]	California Infrastructure and Economic Development Bank (J Paul Getty Trust), Series B1, 0.321% (LIBOR 1 Month + 0.20%) due 10/1/2047 (put 4/1/2021)	1,000,000	1,005,883
	California Infrastructure and Economic Development Bank (King City High School), 5.25% due 8/15/2020	515,000	515,973
[a]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 0.776% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	6,250,000	6,235,094
	California Infrastructure and Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2020 - 7/1/2027	1,050,000	1,213,712
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2021 - 10/1/2023	555,000	587,699
	California Municipal Finance Authority (Biola University), 5.00% due 10/1/2020 - 10/1/2027	3,215,000	3,507,919
	California Municipal Finance Authority (Biola University, Inc.), 5.00% due 10/1/2030	1,000,000	1,140,780
	California Municipal Finance Authority (CHF-DAVIS I, LLC-WEST VILLAGE; Insured: BAM), 5.00% due 5/15/2028	2,905,000	3,417,791
[a]	California Municipal Finance Authority (Republic Services, Inc.), 3.00% due 9/1/2021 (put 7/1/2020)	11,500,000	11,500,931
[a,c]	California Pollution Control Financing Authority (Republic Services, Inc.), Series B, 1.70% due 8/1/2024 (put 8/3/2020)	1,000,000	990,496
[a,c]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 1.95% due 11/1/2042 (put 7/15/2020)	5,000,000	4,966,030
[a]	California Pollution Control Financing Authority AMT, Series A-REMK, 2.50% due 7/1/2031 (put 5/1/2024)	1,125,000	1,144,496
[a]	California Public Finance Authority (Sharp Healthcare Obligated Group; LOC Barclays Bank Plc), Series C, 0.09% due 8/1/2052 (put 7/1/2020)	11,000,000	11,000,000
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2022	565,000	610,646
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	Series A, 5.00% due 9/1/2022 - 9/1/2024	13,780,000	15,475,206
	Series G, 5.00% due 11/1/2022	1,500,000	1,657,440
	California State Public Works Board (Judicial Council Projects),
	Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,691,102
	Series D, 5.00% due 12/1/2021 - 12/1/2022	4,300,000	4,581,462
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	8,023,650
	California State Public Works Board (Yuba City Courthouse), Series D, 5.00% due 6/1/2022	1,950,000	2,121,970
	California Statewide Communities Development Authority (CHF-Irvine, LLC), Series A, 5.00% due 5/15/2027	500,000	563,040

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2020 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	California Statewide Communities Development Authority (Cottage Health System), 5.00% due 11/1/2025 (pre-refunded 11/1/2024)	$ 135,000	$ 161,891
	California Statewide Communities Development Authority (Cottage Health System) ETM,
	4.00% due 11/1/2021	150,000	157,226
	5.00% due 11/1/2020 - 11/1/2024	575,000	650,669
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2021 - 5/15/2027	2,760,000	2,958,010
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2003-D-REMK, 5.00% due 5/1/2033 (put 11/1/2029)	3,500,000	4,657,555
	California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group), 5.00% due 1/1/2021 - 1/1/2024	1,455,000	1,555,881
[a]	California Statewide Communities Development Authority (Southern California Edison Company), 2.625% due 11/1/2033 (put 12/1/2023)	4,895,000	5,063,241
	California Statewide Communities Development Authority (Sutter Health Obligated Group),
	Series A,
	5.00% due 8/15/2024	535,000	575,922
	6.00% due 8/15/2042 (pre-refunded 8/15/2020)	3,620,000	3,645,050
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	3,860,000	3,244,330
	Carson Redevelopment Successor Agency (Redevelopment Project Area No 1; Insured: AGM), Series A, 5.00% due 10/1/2026	500,000	577,720
[b]	CDC Successor Agency of the City of Santee (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	661,738
	Central Valley Financing Authority (Carson Ice) ETM, 5.25% due 7/1/2020	500,000	500,070
	Chino Basin Regional Financing Authority (Subordinate-Inland Empire), 5.00% due 6/1/2027 - 6/1/2030	1,935,000	2,622,765
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, Series C, 5.00% due 11/1/2022	700,000	702,667
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2022 - 5/1/2024	1,400,000	1,592,453
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	2,011,270
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	4,362,540
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2021 - 3/1/2023	2,270,000	2,468,334
	City of Delano (Central California Foundation for Health) COP, 5.00% due 1/1/2024 (pre-refunded 1/1/2023)	270,000	301,307
[a,c]	City of Irvine Reassessment District No 05-21(Public Improvments; LOC U.S. Bank N.A.), 0.09% due 9/2/2050 (put 7/1/2020)	900,000	900,000
	City of Manteca (Water Supply System), 5.00% due 7/1/2021 - 7/1/2023	1,650,000	1,757,040
	City of Norco CA, 5.00% due 9/1/2025	1,000,000	1,179,360
	City of San Jose Financing Authority (Civic Center Project),
	Series A,
	4.00% due 6/1/2021	1,000,000	1,033,960
	5.00% due 6/1/2022 - 6/1/2024	2,495,000	2,798,367
	City of Torrance (Torrance Memorial Medical Center), Series A, 5.00% due 9/1/2020	1,155,000	1,162,288
	Compton (Insured: BAM) USD GO, Series B, 5.00% due 6/1/2028 - 6/1/2029	1,625,000	2,041,122
	Contra Costa Transportation Authority,
	5.00% due 3/1/2021	575,000	592,871
[a]	Series A, 0.371% (LIBOR 1 Month + 0.25%) due 3/1/2034 (put 9/1/2021)	7,500,000	7,468,545
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 6/1/2022 - 6/1/2024	2,500,000	2,787,625
	Desert Sands (Educational Facilities; Insured: BAM) USD COP, 5.00% due 3/1/2021	1,080,000	1,113,966
	Dinuba (CAP APPREC; Insured AGM) USD GO, Zero Coupon due 8/1/2030	460,000	367,982
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,738,687
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1),
	4.00% due 9/1/2020	575,000	577,450
	5.00% due 9/1/2021 - 9/1/2025	1,200,000	1,337,948
	Emeryville Redevelopment Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	9,095,000	10,364,928
	Fresno County (Educational Facilities; Insured: Natl-Re) USD GO, Series C, 5.90% due 8/1/2020	720,000	723,161
[d]	Glendale Community College District GO, Series B, 3.00% due 8/1/2021	525,000	539,837
	Grossmont Healthcare District GO, Series D, 5.00% due 7/15/2022	960,000	1,042,358
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027	1,230,000	1,405,558
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2021	1,275,000	1,334,746
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2021 - 7/1/2027	2,735,000	3,084,309
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2022 - 6/1/2025	2,755,000	3,203,279
	Imperial Irrigation District Electric System Revenue, Series C, 5.00% due 11/1/2024 (pre-refunded 11/1/2020)	500,000	507,930
[a]	Irvine Ranch Water District (Variable-IMPT Dists-Cons; LOC U.S. Bank N.A.), Series A, 0.09% due 10/1/2041 (put 7/1/2020)	4,740,000	4,740,000
	Jurupa Public Financing Authority (Community Services District-Eastvale Area; Insured: AGM), Series A, 4.50% due 9/1/2020	945,000	951,606
	Jurupa Public Financing Authority (Insured BAM), Series A, 5.00% due 9/1/2021 - 9/1/2025	3,220,000	3,629,226
	La Canada USD GO, Series B, 4.00% due 8/1/2022 - 8/1/2024	680,000	757,212
	La Quinta Redevelopment Agency (Redevelopment Project Areas No. 1 and 2), Series A, 5.00% due 9/1/2021 - 9/1/2023	4,500,000	4,949,245
	Lodi Public Financing Authority (City Police Building and Jail), 5.00% due 10/1/2020 - 10/1/2023	4,145,000	4,365,657
	Los Altos Elementary School District GO, 5.00% due 8/1/2020	5,465,000	5,486,587
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,410,370
	Series D, 5.00% due 7/1/2022 - 7/1/2024	5,750,000	6,537,537
	Los Angeles (Insured: BAM) USD GO, 5.00% due 7/1/2029	2,500,000	3,206,500
	Los Angeles County Schools Regionalized Business Services Corp. (Insured: AMBAC) COP, Series A, Zero Coupon due 8/1/2021	2,135,000	2,125,563
	Los Angeles Department of Airports AMT,
	Series A, 5.00% due 5/15/2029	4,000,000	4,787,280

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2020 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Series B, 5.00% due 5/15/2025 - 5/15/2026	$10,220,000	$ 12,364,601
	Los Angeles Department of Water, Series A, 5.00% due 7/1/2027	1,565,000	2,031,714
[a]	Los Angeles Department of Water (SPA Royal Bank of Canada), 0.09% due 7/1/2035 (put 7/1/2020)	6,700,000	6,700,000
	Los Angeles Department of Water and Power (Power System Capital Improvements), Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	986,597
[a]	Los Angeles Department of Water and Power System Revenue (SPA TD Bank, N.A.), 0.07% due 7/1/2034 (put 7/1/2020)	18,900,000	18,900,000
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	4,600,000	5,434,532
	Los Rios Community College District GO, Series D, 4.00% due 8/1/2020	4,535,000	4,548,560
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,136,570
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD, Series F, 5.00% due 9/1/2020 - 9/1/2023	2,675,000	2,797,449
	Mark West Union School District (Educational Facilities; Insured: Natl-Re) GO, 4.125% due 8/1/2020	670,000	671,990
	Metropolitan Water District of Southern California (SPA PNC Bank, N.A.),
[a]	Series A, 0.07% due 7/1/2047 (put 7/1/2020)	5,260,000	5,260,000
[a]	Series B-3-REMK-03/20/20, 0.07% due 7/1/2035 (put 7/1/2020)	3,900,000	3,900,000
	Milpitas Redevelopment Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,770,327
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,000,000	1,083,800
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,700,997
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,227,906
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2021 - 9/1/2022	4,415,000	4,762,150
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	5,000,000	5,462,100
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	3,209,104
[a]	Orange County Water District (LOC Citibank N.A.) COP, Series A, 0.12% due 8/1/2042 (put 7/7/2020)	750,000	750,000
	Palomar Pomerado Health (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2021	2,850,000	2,820,531
	Pittsburg Successor Agency Redevelopment Agency (Insured: AGM), Series A, 5.00% due 9/1/2021	1,000,000	1,048,420
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	830,768
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	2,022,455
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,217,911
	Riverside County Infrastructure Financing Authority (Capital Improvement Projects), Series A, 5.00% due 11/1/2020 - 11/1/2021	1,205,000	1,246,337
	Riverside County Public Financing Authority, 4.00% due 5/1/2021	295,000	303,201
	Riverside County Public Financing Authority (Capital Facilities Project),
	4.00% due 11/1/2020	465,000	470,571
	5.00% due 11/1/2021 - 11/1/2025	2,000,000	2,283,700
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2022 - 9/1/2025	1,245,000	1,462,583
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,600,000	3,755,124
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2020 - 7/1/2022	1,600,000	1,670,917
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2021 - 3/1/2025	5,360,000	5,994,923
[d]	Sacramento County Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District), Series A, 5.00% due 12/1/2027 - 12/1/2029	2,820,000	3,796,203
	Salinas Valley Solid Waste Authority AMT (Insured: AGM), Series A, 5.00% due 8/1/2023	1,530,000	1,735,433
	San Diego (Educational System Capital Projects) USD GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	9,178,320
	San Diego (Educational System Capital Projects; Insured: Natl-Re) USD GO, Series D-1, 5.50% due 7/1/2020	1,390,000	1,390,195
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2030	330,000	425,047
[a]	San Francisco City & County Redevelopment Agency Successor Agency (San Francisco City & County Redevelopment Agency Community Facilities Dist No 4; LOC Bank Of America N.A.), 0.13% due 8/1/2032 (put 7/7/2020)	1,510,000	1,510,000
	San Francisco City and County Airports Commission (San Francisco International Airport), REF-Series A, 5.00% due 5/1/2026	5,000,000	6,107,000
	San Francisco City and County Airports Commission (San Francisco International Airport) AMT, REF-Series H, 5.00% due 5/1/2028	6,500,000	8,205,080
	San Jose, Series A-1, 3.50% due 10/1/2021	75,000	76,493
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2021 - 6/15/2023	1,995,000	2,188,309
	Santa Ana Public Facilities Corp. (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2020	2,035,000	2,034,206
	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	8,235,899
	Santa Margarita Water District (Talega Community Facilities), Series A, 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,252,461
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2022 - 12/1/2027	3,535,000	4,208,503
	South Bay/San Diego County USD GO, Zero Coupon due 8/1/2022	2,250,000	2,239,110
	South Placer Wastewater Authority (Roseville), 5.00% due 11/1/2029 - 11/1/2030	700,000	954,441
[a]	Southern California Public Power Authority (Canyon Power Project), Series A, 2.25% due 7/1/2040 (put 5/1/2021)	1,500,000	1,508,775
	Southern California Public Power Authority (Magnolia Power Project), Series A-1, 5.00% due 7/1/2022	2,795,000	3,044,817
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	1,125,000	1,317,464
[a]	State of California (LOC MUFG Union Bank, N.A.) GO, Series B, 0.06% due 5/1/2040 (put 7/1/2020)	18,000,000	18,000,000
	State of California (Various Capital Projects) GO, 5.00% due 9/1/2020	2,000,000	2,015,560
	State of California GO, 5.00% due 11/1/2029	5,000,000	6,814,800
[b]	Stockton (Insured:BAM) USD GO, 5.00% due 8/1/2027	1,200,000	1,459,956
	Stockton Public Financing Authority (Stockton Water Revenue; Green Bond; Insured: BAM), Series A, 5.00% due 10/1/2020 - 10/1/2027	3,960,000	4,577,116
	Successor Agency to the City of Colton Redevelopment Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2021 - 8/1/2025	2,815,000	3,143,049
	Successor Agency to the City of Riverside Redevelopment Agency (Multiple Redevelopment Project Areas),

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2020 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Series A,
	5.00% due 9/1/2023	$ 1,735,000	$ 1,968,652
[b]	5.00% due 9/1/2024	1,250,000	1,465,125
	Successor Agency to the City of San Diego Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,770,000	2,121,533
	Successor Agency to the Commerce Community Development Commission (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027 - 8/1/2030	3,315,000	3,993,851
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project), 5.00% due 10/1/2020	325,000	328,266
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,400,000	1,593,459
	Successor Agency to the Community Redevelopment Agency of the City of Palmdale (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,000,000	1,201,019
	Successor Agency to the Poway Redevelopment Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,612,835
	Successor Agency to the Rancho Cucamonga Redevelopment Project (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,000,000	3,482,230
	Successor Agency to the Redevelopment Agency of the City and County of San Francisco (San Francisco Redevelopment Projects), Series C, 5.00% due 8/1/2020 - 8/1/2021	2,685,000	2,739,403
	Successor Agency to the Redevelopment Agency of the City of San Mateo (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	513,154
	Successor Agency to the Redevelopment Agency of the City of Stockton (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,446,340
	Successor Agency to the Richmond County Redevelopment Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	1,250,000	1,414,006
	Successor Agency to the Rosemead Community Development Commission (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2020 - 10/1/2026	4,835,000	5,377,668
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2020 - 9/1/2025	2,090,000	2,272,427
	Temecula Valley Financing Authority (Insured: BAM) USD, 5.00% due 9/1/2027	2,220,000	2,583,658
	Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,247,980
	Tulare Public Financing Authority (Insured: BAM),
	4.00% due 4/1/2021 - 4/1/2022	525,000	546,463
	5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,685,300
	Upper Lake Union High School District (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2020	330,000	329,723
	Val Verde (Insured BAM) USD GO, Series A, 4.00% due 8/1/2021 - 8/1/2023	1,525,000	1,628,567
	Ventura County Public Financing Authority (Office Building Purchase and Improvements), Series B, 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,810,878
	Vista Redevelopment Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2020 - 9/1/2023	1,275,000	1,367,758
	West Contra Costa (Insured AGM) USD,
	Series E, 4.00% due 8/1/2020 - 8/1/2025	4,625,000	4,803,160
	Series F, 4.00% due 8/1/2020 - 8/1/2024	4,205,000	4,423,944
	West Contra Costa (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2028	160,000	141,682
	West Sacramento Financing Authority (Insured: AGC), Series A, 5.00% due 9/1/2020	1,040,000	1,046,614
	William S. Hart Union High School District (Educational Facilities; Insured: AGM) GO, Series B, Zero Coupon due 9/1/2021	800,000	795,632
	Total Investments — 98.9% (Cost $546,973,817)		$565,609,256
	Other Assets Less Liabilities — 1.1%		6,230,961
	Net Assets — 100.0%		$571,840,217

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
b	Segregated as collateral for a when-issued security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $6,856,526, representing 1.20% of the Fund’s net assets.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Natl-Re	Insured by National Public Finance Guarantee Corp.

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2020 (Unaudited)

SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.